Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services		S/ 3,605,907	S/ 3,905,604	S/ 3,664,692
Administrative expenses		219,370	214,487	243,204
Total		3,825,277	4,120,091	3,907,896
Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total	[1]	1,092,223	1,351,920	1,395,034
Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total		1,329,795	1,382,876	1,370,225
Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total		729,521	633,925	687,148
Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total	[2]	407,702	372,748	238,651
Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total		160,879	102,035	105,220
Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total	[3]	76,026	74,988	87,488
Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total	[4]		174,107	9,622
Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total		29,131	16,740	5,845
Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total			10,752	5,679
Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Total				2,984
Cost Of Sales And Services [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				3,664,692
Cost Of Sales And Services [Member] | Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[1]			1,261,797
Cost Of Sales And Services [Member] | Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				1,300,533
Cost Of Sales And Services [Member] | Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				687,105
Cost Of Sales And Services [Member] | Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[2]			222,028
Cost Of Sales And Services [Member] | Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				98,977
Cost Of Sales And Services [Member] | Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[3]			70,285
Cost Of Sales And Services [Member] | Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[4]			9,622
Cost Of Sales And Services [Member] | Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				5,682
Cost Of Sales And Services [Member] | Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				5,679
Cost Of Sales And Services [Member] | Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services				2,984
Administrative expenses [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses				243,204
Administrative expenses [Member] | Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[1]			133,237
Administrative expenses [Member] | Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses				69,692
Administrative expenses [Member] | Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses				43
Administrative expenses [Member] | Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[2]			16,623
Administrative expenses [Member] | Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses				6,243
Administrative expenses [Member] | Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[3]			17,203
Administrative expenses [Member] | Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[4]
Administrative expenses [Member] | Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses				163
Administrative expenses [Member] | Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses
Administrative expenses [Member] | Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses
Cost Of Sales And Services One [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services			3,905,604
Cost Of Sales And Services One [Member] | Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[1]		1,226,807
Cost Of Sales And Services One [Member] | Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services			1,332,787
Cost Of Sales And Services One [Member] | Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services			633,925
Cost Of Sales And Services One [Member] | Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[2]		364,887
Cost Of Sales And Services One [Member] | Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services			98,529
Cost Of Sales And Services One [Member] | Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[3]		58,011
Cost Of Sales And Services One [Member] | Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[4]		170,987
Cost Of Sales And Services One [Member] | Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services			16,188
Cost Of Sales And Services One [Member] | Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services			3,483
Cost Of Sales And Services One [Member] | Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services
Administrative expenses One [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses			214,487
Administrative expenses One [Member] | Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[1]		125,113
Administrative expenses One [Member] | Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses			50,089
Administrative expenses One [Member] | Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses
Administrative expenses One [Member] | Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[2]		7,861
Administrative expenses One [Member] | Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses			3,506
Administrative expenses One [Member] | Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[3]		16,977
Administrative expenses One [Member] | Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[4]		3,120
Administrative expenses One [Member] | Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses			552
Administrative expenses One [Member] | Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses			7,269
Administrative expenses One [Member] | Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses
Cost Of Sales And Services Two [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services		3,605,907
Cost Of Sales And Services Two [Member] | Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[1]	965,685
Cost Of Sales And Services Two [Member] | Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services		1,267,385
Cost Of Sales And Services Two [Member] | Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services		729,521
Cost Of Sales And Services Two [Member] | Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[2]	394,894
Cost Of Sales And Services Two [Member] | Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services		157,132
Cost Of Sales And Services Two [Member] | Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[3]	62,939
Cost Of Sales And Services Two [Member] | Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services	[4]
Cost Of Sales And Services Two [Member] | Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services		28,351
Cost Of Sales And Services Two [Member] | Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services
Cost Of Sales And Services Two [Member] | Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Cost of goods and services
Administrative expenses Two [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses		219,370
Administrative expenses Two [Member] | Salaries, wages and fringe benefits [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[1]	126,538
Administrative expenses Two [Member] | Services provided by third-parties [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses		62,410
Administrative expenses Two [Member] | Purchase of goods [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses
Administrative expenses Two [Member] | Other management charges [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[2]	12,808
Administrative expenses Two [Member] | Amortization [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses		3,747
Administrative expenses Two [Member] | Depreciation [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[3]	13,087
Administrative expenses Two [Member] | Impairment of accounts receivable [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses	[4]
Administrative expenses Two [Member] | Taxes [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses		780
Administrative expenses Two [Member] | Impairment of plant and equipment [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses
Administrative expenses Two [Member] | Impairment of inventory [Member]
Costs and Expenses by Nature (Details) - Schedule of Costs and Expenses by Nature [Line Items]
Administrative expenses

[1]	For the years ended December 31, salaries, wages and fringe benefits comprises the following:
[2]	In 2023, mainly corresponds to: a) Increase in project activities of the subsidiary Cumbra Peru S.A. for S/ 20.1 million (S/ 7.6 million for commissions on bonds of the Intipunku Consortium, S/ 12.5 million in Vial Y Vives DSD Quebrada Blanca project, higher costs for increased activity); b) in the subsidiary Unna Energia S. A. for S/ 16.8 million for the increase in royalties according to the license contracts of lot III, resulting from the increase of 160% in oil production and a decrease of 12.4% in the average price. In 2023 the additional production was 334 thousand barrels at an average price per barrel of US$ 81.73.
[3]	For the years ended December 31, depreciation comprises the following:
[4]	For the years ended December 31, impairment of accounts receivable and other accounts receivables include the following: